Franchise Programs 10-K (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	Jun. 05, 2012	May 31, 2011	Jun. 01, 2010	Dec. 04, 2012 No Equity Interest in Operated Ruby Tuesday Restaurant [Member]	Jun. 05, 2012 No Equity Interest in Operated Ruby Tuesday Restaurant [Member]	Jun. 05, 2012 Eleven Franchise Partnerships [Member]	Jun. 05, 2012 Twelfth Franchise Partnership [Member]	Jun. 05, 2012 Franchise Partnerships [Member]	May 31, 2011 Franchise Partnerships [Member]	Jun. 01, 2010 Franchise Partnerships [Member]	Jun. 05, 2012 Other Domestic [Member]	May 31, 2011 Other Domestic [Member]	Jun. 01, 2010 Other Domestic [Member]	Jun. 05, 2012 International [Member]	May 31, 2011 International [Member]		Jun. 01, 2010 International [Member]	Jun. 05, 2012 Lime Fresh [Member]
Franchisor Disclosure [Line Items]
Number Of Franchisees					29													3
Restaurants operated by traditional franchisees				77	79													4
Remaining Membership Interests Acquired						99.00%	50.00%
Number of franchise partnerships acquired		11				11	1
Number Of Traditional Franchisees That Had Agreements To Develop New Franchised Ruby Tuesday Restaurants					10													1
Number Of Restaurants Opened By Traditional Franchisees Pursuant To Development Agreements	6	8	6					0	1	0	2	4	2	4	3	[1]	4	4	[2]
Development and licensing fee income in conjunction with new openings	$ 200	$ 400	$ 100
Deferred development and licensing fees	800	800
Guarantee Expense		$ 6,700
Number Of Franchise Partnerships For Which Debt Guarantee Payment Was Made To Lender By Company		2

[1]	Includes one Wok Hay opening.
[2]	As discussed further in Note 3 to the Consolidated Financial Statements, on April 11, 2012 we acquired the royalty stream from four open, and one not yet open, Lime Fresh franchise restaurants.